Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share
Statements [Line Items]
Balance, beginning of year | share	69,073,031	105,187,297
Weighted average exercise price, beginning of year | $	$ 0.29	$ 0.29
Warrant amendment | share	0	(35,714,286)
Warrant amendment, Weighted average exercise price | $	$ 0	$ 0.28
Exercised | share	0	(399,980)
Warrants exercised, Weighted average exercise price | $	$ 0	$ 0.40
Warrants expired | share	(69,073,031)	0
Weighted average exercise price of warrants expired | $	$ 0.29	$ 0
Balance, end of year | share	0	69,073,031
Weighted average exercise price, end of year | $	$ 0	$ 0.29